GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Property, Plant and Equipment and Biological Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	$ 30,075	$ 30,622
Impairment reversal	(218)	(133)	$ 1,927
Property, plant and equipment and biological assets ending balance	30,075	30,622
Property, plant and equipment, temporarily idle	8	246
Property, plant and equipment, assets retired from active use and not classified as held for sale	11	12
Brazil
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle	0	170
NAFTA
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle	4	31
Europe
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle	4	37
Africa and Commonwealth of Independent States ("ACIS")
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, temporarily idle	0	9
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	55,159	56,182	67,220
Additions	2,995	2,312
Acquisitions through business combinations (note 2.2.4)	39
Foreign exchange differences	(4,436)	1,519
Disposals	(626)	(715)
Divestments (note 2.3.1)		(10,893)
Transfers to assets held for sale (note 2.3.2)	999	(3,073)
Other movements	6	(188)
Property, plant and equipment and biological assets ending balance	55,159	56,182	67,220
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(25,084)	(25,560)	(30,989)
Foreign exchange differences	3,065	(1,527)
Disposals	571	641
Divestments (note 2.3.1)		7,552
Transfers to assets held for sale (note 2.3.2)	(965)	1,230
Other movements	20	269
Depreciation charge for the year	2,433	2,873
Impairment reversal	(218)	(137)
Property, plant and equipment and biological assets ending balance	(25,084)	(25,560)	(30,989)
Land, buildings and Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	6,478	6,930
Property, plant and equipment and biological assets ending balance	6,478	6,930
Land, buildings and Improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	10,121	10,738	10,897
Additions	16	27
Acquisitions through business combinations (note 2.2.4)	34
Foreign exchange differences	(910)	621
Disposals	(66)	(62)
Divestments (note 2.3.1)		(858)
Transfers to assets held for sale (note 2.3.2)	156	(461)
Other movements	153	574
Property, plant and equipment and biological assets ending balance	10,121	10,738	10,897
Land, buildings and Improvements | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(3,643)	(3,808)	(3,488)
Foreign exchange differences	546	(424)
Disposals	49	40
Divestments (note 2.3.1)		527
Transfers to assets held for sale (note 2.3.2)	(154)	163
Other movements	7	(177)
Depreciation charge for the year	320	338
Impairment reversal	(37)	111
Property, plant and equipment and biological assets ending balance	(3,643)	(3,808)	(3,488)
Machinery, equipment and others
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	17,752	18,463
Property, plant and equipment and biological assets ending balance	17,752	18,463
Biological assets	38	45
Bearer plants	29	29
Machinery, equipment and others | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	35,348	36,599	44,628
Additions	239	172
Acquisitions through business combinations (note 2.2.4)	5
Foreign exchange differences	(3,311)	1,121
Disposals	(553)	(630)
Divestments (note 2.3.1)		(8,559)
Transfers to assets held for sale (note 2.3.2)	827	(1,911)
Other movements	1,542	1,778
Property, plant and equipment and biological assets ending balance	35,348	36,599	44,628
Machinery, equipment and others | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(17,596)	(18,136)	(22,889)
Foreign exchange differences	2,459	(1,189)
Disposals	517	591
Divestments (note 2.3.1)		6,002
Transfers to assets held for sale (note 2.3.2)	(804)	1,045
Other movements	(12)	212
Depreciation charge for the year	1,801	2,188
Impairment reversal	(181)	(280)
Property, plant and equipment and biological assets ending balance	(17,596)	(18,136)	(22,889)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	3,534	2,969
Property, plant and equipment and biological assets ending balance	3,534	2,969
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	4,533	3,963	5,490
Additions	2,416	1,857
Acquisitions through business combinations (note 2.2.4)	0
Foreign exchange differences	(97)	(129)
Disposals	(2)	(19)
Divestments (note 2.3.1)		(261)
Transfers to assets held for sale (note 2.3.2)	14	(612)
Other movements	(1,761)	(2,363)
Property, plant and equipment and biological assets ending balance	4,533	3,963	5,490
Construction in progress | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(999)	(994)	(991)
Foreign exchange differences	10	(8)
Disposals	0	7
Divestments (note 2.3.1)		5
Transfers to assets held for sale (note 2.3.2)	(7)	13
Other movements	(8)	9
Depreciation charge for the year	0	0
Impairment reversal	0	29
Property, plant and equipment and biological assets ending balance	(999)	(994)	(991)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	1,072	1,039
Property, plant and equipment and biological assets ending balance	1,072	1,039
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	1,750	1,598	2,092
Additions	313	233
Acquisitions through business combinations (note 2.2.4)	0
Foreign exchange differences	(104)	36
Disposals	0	0
Divestments (note 2.3.1)		(449)
Transfers to assets held for sale (note 2.3.2)	2	(89)
Other movements	(59)	(225)
Property, plant and equipment and biological assets ending balance	1,750	1,598	2,092
Right-of-use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(678)	(559)	(857)
Foreign exchange differences	37	(8)
Disposals	0	0
Divestments (note 2.3.1)		300
Transfers to assets held for sale (note 2.3.2)	0	9
Other movements	34	212
Depreciation charge for the year	190	212
Impairment reversal	0	3
Property, plant and equipment and biological assets ending balance	(678)	(559)	(857)
Mining Assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	1,239	1,221
Property, plant and equipment and biological assets ending balance	1,239	1,221
Mining Assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	3,407	3,284	4,113
Additions	11	23
Acquisitions through business combinations (note 2.2.4)	0
Foreign exchange differences	(14)	(130)
Disposals	(5)	(4)
Divestments (note 2.3.1)		(766)
Transfers to assets held for sale (note 2.3.2)	0	0
Other movements	131	48
Property, plant and equipment and biological assets ending balance	3,407	3,284	4,113
Mining Assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment and biological assets beginning balance	(2,168)	(2,063)	(2,764)
Foreign exchange differences	13	102
Disposals	5	3
Divestments (note 2.3.1)		718
Transfers to assets held for sale (note 2.3.2)	0	0
Other movements	(1)	13
Depreciation charge for the year	122	135
Impairment reversal	0	0
Property, plant and equipment and biological assets ending balance	$ (2,168)	$ (2,063)	$ (2,764)
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Harvest cycle period	6 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Harvest cycle period	7 years